TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Disclosure of detailed information of trade and other receivables explanatory

Amounts in R million	2026	2025

Value Added Tax	164.3	93.9
Other receivables[1]	184.3	52.4
Prepayments[2]	114.6	188.3
Allowance for impairment	(5.2)	(5.0)
	458.0	329.6
[1]Other receivables includes interest receivable of R 6.1 million (2025: R7.6 million) and Kloof 2 Rehabilitation funds receivable from Sibanye-
Stillwater of R117.4 million (See note 10).
[2]Prepayments includes prepayments made towards capital projects of R11.5 million mainly relating to the RTSF and other asset acquisitions
(2025: R53.0 million mainly RTSF project and other asset acquisitions).

Disclosure of balances of counterparties assessed as being credit impaired	The balances of counterparties who have been assessed as being credit impaired at reporting date are as follows:

	2026			2025
Amounts in R million	Non-credit impaired	Credit impaired	Total	Non-credit impaired	Credit impaired	Total

Other receivables	179.1	5.2	184.3	47.4	5.0	52.4
Loss allowance	—	(5.2)	(5.2)	—	(5.0)	(5.0)

Movement in the allowance for impairment in respect of trade and other receivables	Movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

Amounts in R million	2026	2025

Balance at the beginning of the year	(5.0)	(5.6)
Credit loss allowance/impairments (recognised)/reversed included in operating costs	(0.2)	0.6
Balance at the end of the year	(5.2)	(5.0)